FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Gain from derivatives instruments, net	$ 442	$ 2,433	$ 3,925